Equity - Summary of Dividends Paid (Detail) - $ / shares	Jan. 25, 2019	May 28, 2018	Jan. 26, 2018	May 26, 2017	Jan. 27, 2017	May 24, 2016	Jan. 29, 2016	May 25, 2015	Jan. 30, 2015
2014 | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dolar per Share									$ 0.00133
2014 | Final Dividends
Disclosure Of Dividends [Line Items]
Dolar per Share								$ 0.00886
2015 | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dolar per Share							$ 0.00174
2015 | Final Dividends
Disclosure Of Dividends [Line Items]
Dolar per Share						$ 0.00491
2016 | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dolar per Share					$ 0.00142
2016 | Final Dividends
Disclosure Of Dividends [Line Items]
Dolar per Share				$ 0.00359
2017 | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dolar per Share	$ 0.00134		$ 0.00100
2017 | Final Dividends
Disclosure Of Dividends [Line Items]
Dolar per Share		$ 0.00517